Contingent Liabilities (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Estimated financial effect of contingent liabilities	£ 0	£ 0